Property, Plant and Equipment	12 Months Ended
Sep. 30, 2018
Property Plant And Equipment [Abstract]
Property, Plant and Equipment
Note 10.	Property, Plant and Equipment

Property, plant and equipment consists of the following (in millions):

	September 30,
	2018	2017
Property, plant and equipment at cost:
Land and buildings	$2,078.9	$2,034.3
Machinery and equipment	12,064.0	11,349.7
Forestlands and mineral rights	158.0	208.3
Transportation equipment	30.1	30.7
Leasehold improvements	88.9	59.5
	14,419.9	13,682.5
Less: accumulated depreciation, depletion and amortization	(5,337.4)	(4,564.2)
Property, plant and equipment, net	$9,082.5	$9,118.3

Depreciation expense, excluding discontinued operations, for fiscal 2018, 2017 and 2016 was $923.8 million, $855.9 million and $848.9 million, respectively. For depreciation expense related to our discontinued operations see “Note 7. Discontinued Operations”.